Accounting judgements and estimates	12 Months Ended
Jun. 30, 2022
Accounting judgements and estimates
Accounting judgements and estimates

3 Accounting judgements and estimates

The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:

●	Note 2(u)(i)—product sales to franchisees: whether revenue from product sales to franchisees is recognized at the point when the franchisees sell the product to their customers in the franchisees’ stores
●	Note 2(u)(ii)—license fees, sales-based royalties and sales-based management and consultation services fees: whether revenue is recognized over time

Note 34 contains information about the assumptions and their risk factors relating to measurement of ECL allowance for trade receivables and fair value of financial instruments. Other significant sources of estimation uncertainty are as follows:

(a) Write down of inventories

The Group determines the write-down for obsolescence of inventories. Write-down of inventories is recorded when estimated net realizable value is less than cost. In determining write-down of inventories, the Group considers factors such as inventory aging, forecasted product demands, historical pricing trends and anticipated future pricing strategies. It could change significantly as a result of change in the product demands and pricing strategies due to change in market condition.

(b) Impairments of property, plant and equipment and right-of-use assets

In considering the impairment losses that may be required for certain property, plant and equipment, and right-of-use assets, recoverable amount of these assets needs to be determined. The recoverable amount is the greater of the net selling price and the value in use. It is difficult to precisely estimate selling price because quoted market prices for these assets may not be readily available. In determining the value in use, expected cash flows generated by the asset are discounted to their present value, which requires significant judgment relating to items such as level of revenue and amount of operating costs. The Group uses all readily available information in determining an amount that is reasonable approximation of recoverable amount, including estimates based on reasonable and supportable assumptions and projections of items such as revenue and operating costs.

(c) Impairments of goodwill

Goodwill is tested by the Group annually in accordance with the accounting policy stated in Note 2(d)(iii). The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of estimates. The value-in-use calculations primarily use cash flow projections based on financial budgets approved by the Board of Directors. There are a number of assumptions and estimates involved in the preparation of future cash flow forecasts. Key assumptions include the expected growth rates and selection of discount rates to reflect the risks involved.

(d) Recognition of deferred tax assets

Deferred tax assets in respect of tax losses and other deductible temporary differences carried forward are recognized and measured based on the expected manner of realization or settlement of the carrying amount of the assets, using tax rates enacted or substantively enacted at the end of the reporting periods. In determining the carrying amounts of deferred tax assets, expected taxable profits are estimated which involves a number of assumptions relating to the operating environment of the Group and requires significant level of judgement exercised by the directors. Any change in such assumptions and judgement would affect the carrying amounts of deferred tax assets to be recognized and hence the net profit in future years.

(e) Share-based compensation

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using a model which requires the determination of the appropriate inputs. The Group has to estimate the forfeiture rate in order to determine the amount of share-based compensation expenses charged to the statement of profit or loss. The Group also has to estimate the actual vesting periods of the share awards which is variable and subject to an estimate of when a qualified initial public offering of the Group will incur. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 32.

(f) Determining the lease term

As explained in policy Note 2(g), the lease liability is initially recognized at the present value of the lease payments payable over the lease term. In determining the lease term at the commencement date for leases that include renewal options exercisable by the Group, the Group evaluates the likelihood of exercising the renewal options taking into account all relevant facts and circumstances that create an economic incentive for the Group to exercise the option, including favorable terms, leasehold improvements undertaken and the importance of that underlying asset to the Group’s operation. The lease term is reassessed when there is a significant event or significant change in circumstance that is within the Group’s control. Any increase or decrease in the lease term would affect the amount of lease liabilities and right-of-use assets recognized in future years.

(g) Fair value measurement of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights

The paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights are not traded in an active market and the respective fair value is determined by using valuation techniques. The Group has used the discounted cash flow method to determine the underlying equity value and adopted equity allocation model to determine the fair value of the paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights. Key assumptions, such as weighted average cost of capital, risk-free interest rate, lack of marketability discount and volatility are disclosed in Note 30. Considerable judgement is required to interpret market data used in the valuation techniques. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

(h) Depreciation and amortization

Property, plant and equipment, right-of-use assets and intangible assets, are depreciated or amortized on a straight-line basis over the estimated useful lives of the assets. The Group reviews the estimated useful lives of the assets regularly in order to determine the amount of depreciation expense to be recorded during any reporting periods. The useful lives are based on the Group’s historical experience with similar assets. The depreciation and amortization expenses for future periods are adjusted if there are material changes from previous estimates.